Regulatory Matters (Narrative) (Details) - USD ($) $ in Millions			3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 26, 2025	Jun. 20, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Public Utilities, General Disclosures [Line Items]
Operation and maintenance			$ 385	$ 338	$ 1,123	$ 932	$ 1,293	$ 1,150	$ 1,055
Authorized regulatory capital structure, equity					42.50%		42.50%
Authorized regulatory capital structure, debt					57.50%		57.50%
System Resiliency Plan [Member]
Public Utilities, General Disclosures [Line Items]
Capital expenditures amount							$ 2,900
Approval of operation and maintenance expenses							520
Amount held in capital expenditures							300
Amount of operation and maintenance expenses carried over to fourth years							20
Capital expenditures amount							2,900
Operation and maintenance			41		$ 111		520
Revenue			41		$ 111
2025 Comprehensive Base Rate Review [Member]
Public Utilities, General Disclosures [Line Items]
Request for average increase in aggregate annualized revenue, percentage	13.00%
Request for average increase in aggregate annualized revenue, amount	$ 834
Requested capital structure - equity	55.00%
Requested capital structure - debt	45.00%
Requested return on equity	10.55%
Requested Cost of Debt	4.94%
Authorized regulatory capital structure, equity					42.50%
Authorized regulatory capital structure, debt					57.50%
Authorized return on equity	9.70%
Authorized return on debt	4.39%
UTM [Member]
Public Utilities, General Disclosures [Line Items]
Regulatory assets			36		$ 36		55
Capital expenditures to depreciation percent		300.00%
Revenue			$ 36				$ 55